JPMORGAN ACCESS FUNDS

JPMorgan Access Balanced Fund

JPMorgan Access Growth Fund

(All Share Classes)

(each a series of JPMorgan Trust I)

(each a “Fund” and collectively, the “Funds”)

Supplement dated February 18, 2015

to the Prospectuses dated November 1, 2014, as supplemented

and the Summary Prospectuses dated November 1, 2014

Upcoming Portfolio Manager Changes. Ken Louie will be leaving J.P. Morgan Private Investments, Inc. on or about the end of the first quarter, 2015. Mr. Louie will continue to serve on the portfolio management team for each of the Funds until this time. Eduardo Raz-Guzman and Jeffrey Gaffney will join the portfolio management team effective March 15, 2015. Therefore, effective March 15, 2015, the portfolio managers’ information for each Fund in the section titled “Management” in each Fund’s “Risk/Return Summary” will be deleted in its entirety and replaced with the following:

Management

Investment Adviser

J.P. Morgan Investment Management Inc.

Investment Sub-adviser

Portfolio Manager	Managed Fund Since	Primary Title with Investment Sub-adviser
J.P. Morgan Private Investments Inc.
Stephen M. Parker	2014	Managing Director
Eduardo Raz-Guzman	2015	Executive Director
Jeffrey Gaffney	2015	Executive Director

In addition, the section of the Funds’ prospectuses titled “The Funds’ Management and Administration — The Portfolio Managers” is hereby deleted in its entirety and replaced with the following:

The Portfolio Managers

The senior portfolio management team consists of Stephen M. Parker, Managing Director, Eduardo Raz-Guzman, Executive Director and Jeffrey Gaffney, Executive Director.

The portfolio managers are responsible for the day-to-day management of the Funds. Mr. Parker, Mr. Raz-Guzman and Mr. Gaffney, in conjunction with the Global and U.S. Investment Committees, will be responsible for the asset allocation and portfolio construction of the Funds. Mr. Parker, Mr. Raz-Guzman and Mr. Gaffney determine the underlying investment strategies used for each of the Funds.

Mr. Parker is a Managing Director and Head of Multi-Asset Strategies for the U.S. at the J.P. Morgan Private Bank. He oversees Diversified Private Placement, Mutual Fund and Insurance strategies and serves as a Portfolio Manager for the firm’s Global Access Portfolios and the Chase Strategic Portfolios. He is a member of the J.P. Morgan Private Bank Global Investment Committee. Mr. Parker has been an employee of J.P. Morgan since 2001 and previously worked in Investment Strategy supporting the Chief Investment Officer of J.P. Morgan Private Bank, with a focus on equity strategy. Mr. Parker holds a Bachelor of Science degree in Commerce from the University of Virginia, with a concentration in Finance.

Mr. Raz-Guzman is an Executive Director and Investment Strategist for J.P. Morgan Private Bank, where he focuses on Latin America Wealth Management. Prior to joining J.P. Morgan in 2010, he was a Senior Fixed Income Portfolio Manager at ING Investment Management. Mr. Raz-Guzman holds a B.A. from Instituto Tecnológico Autónomo de México and a Master of Business Administration from the University of Virginia.

SUP-ACCESS-215

Mr. Gaffney is an Executive Director on the U.S. Portfolio Construction Team for J.P. Morgan Private Bank. He joined J.P. Morgan in 2008 and has been a contributing member of the Portfolio Construction Team since 2010. Mr. Gaffney earned a Bachelor of Science in Engineering from Princeton University in Operations Research and Financial Engineering, and a Master of Business Administration from Yale University with an emphasis in Finance.

The Statement of Additional Information provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of securities of the Funds.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

WITH THE PROSPECTUS AND SUMMARY PROSPECTUS

FOR FUTURE REFERENCE

JPMORGAN ACCESS FUNDS

JPMorgan Access Balanced Fund

JPMorgan Access Growth Fund

(All Share Classes)

(each a series of JPMorgan Trust I)

(each a “Fund” and collectively, the “Funds”)

Supplement dated February 18, 2015

to the Statement of Additional Information

dated November 1, 2014, as supplemented January 20, 2015

Effective March 15, 2015, the information in the Statement of Additional Information under the headings “Portfolio Managers — Portfolio Managers’ Other Accounts Managed” and “Portfolio Managers — Portfolio Managers’ Ownership of Securities” with respect to the Funds will be deleted in their entirety and replaced with the following:

Portfolio Managers’ Other Accounts Managed

The following table shows information regarding all of the other accounts for which advisory fees are not based on the performance of the accounts that are managed by each portfolio manager as of January 31, 2015:

	Non-Performance Based Fee Advisory Accounts
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets ($thousands)	Number of Accounts	Total Assets ($thousands)	Number of Accounts	Total Assets ($thousands)
Access Balanced Fund
Stephen M. Parker*	1	1,120,174	4	1,546,728	1	135,870
Eduardo Raz-Guzman	0	0	0	0	0	0
Jeffrey Gaffney	0	0	0	0	0	0

Access Growth Fund
Stephen M. Parker*	1	1,276,004	4	1,546,728	1	135,870
Eduardo Raz-Guzman	0	0	0	0	0	0
Jeffrey Gaffney	0	0	0	0	0	0

*	As of 6/13/14.

The following table shows information on the other accounts managed by each portfolio manager that have advisory fees wholly or partly based on performance as of January 31, 2015:

	Performance Based Fee Advisory Accounts
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets ($thousands)	Number of Accounts	Total Assets ($thousands)	Number of Accounts	Total Assets ($thousands)
Access Balanced Fund
Stephen M. Parker*	0	0	0	0	0	0
Eduardo Raz-Guzman	0	0	0	0	0	0
Jeffrey Gaffney	0	0	0	0	0	0

Access Growth Fund
Stephen M. Parker*	0	0	0	0	0	0
Eduardo Raz-Guzman	0	0	0	0	0	0
Jeffrey Gaffney	0	0	0	0	0	0

*	As of 6/13/14.

SUP-SAI-ACCESS-215

Portfolio Managers’ Ownership of Securities

The following table indicates for each Fund the dollar range of shares beneficially owned by each portfolio manager, as of January 31, 2015:

Aggregate Dollar Range of Securities in the Fund
	None	$1- $10,000	$10,001- $50,000	$50,001- $100,000	$100,001- $500,000	$500,001- $1,000,000	over $1,000,000
Access Balanced Fund
Stephen M. Parker			X
Eduardo Raz-Guzman		X
Jeffrey Gaffney		X

Access Growth Fund
Stephen M. Parker					X
Eduardo Raz-Guzman	X
Jeffrey Gaffney	X

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

WITH THE STATEMENT OF ADDITIONAL INFORMATION

FOR FUTURE REFERENCE